SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE FOR OPERATING LEASES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 1,592,471
2026	1,175,955
2027	1,002,227
2028	117,355
Total minimum lease payments	3,888,008
Less: imputed interest	(274,892)
Future minimum lease payments	$ 3,613,116	$ 3,366,402